Employee Benefit Plans (Detail Textuals)					12 Months Ended
	Jul. 02, 2018 Executiveofficer $ / shares shares	Jan. 05, 2018 Executiveofficer $ / shares shares	Oct. 30, 2017 Executiveofficer $ / shares shares	Oct. 02, 2017 Executiveofficer $ / shares shares	Dec. 31, 2018 USD ($) Executiveofficer $ / shares shares	Dec. 31, 2017 USD ($) Executiveofficer $ / shares shares	Aug. 29, 2017 shares
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Description of defined contribution pension					Employees are eligible for participation in the 401(k) Plan after one year of service and attaining age 19. The 401(k) Plan allows employees to contribute 1% to 100% of their annual salary subject to statutory limitations. Matching contributions made by the Bank are 100% of the first 6% of compensation that an employee contributes to the 401(k) Plan.
Matching contributions made by the Bank					100.00%
Matching contributions made by employees					$ 218,000	$ 225,000
Discretionary contributions made					$ 28,000	85,000
ESOP borrowed to purchase shares						$ 700,000
Number of shares purchased | shares						69,972
Employee stock ownership plan debt structure description						The loan is being repaid in twenty equal annual installments through 2026.
Total shares released to participants | shares					3,808	3,808
Expense related to ESOP					$ 72,000	$ 52,000
Number of unearned ESOP shares					30,463
Aggregate market value of unearned ESOP shares.					$ 517,871
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares					$ 17.58	$ 16.72
2017 Equity Incentive Plan | Restricted stock awards
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of shares authorized for award | shares							77,668
Award vesting period						5 years
Award vesting percentage per year						20.00%
2017 Equity Incentive Plan | Directors | Restricted stock awards
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of restricted stock awards granted | shares			41,320	21,380
Number of external directors | Executiveofficer			11	11
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares			$ 16.69	$ 16.72
2017 Equity Incentive Plan | Executive officers | Restricted stock awards
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of restricted stock awards granted | shares	8,400	8,400
Number of external directors | Executiveofficer	5	5
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 17.75	$ 17.52
Supplemental executive retirement plan (SERP)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of executive under supplemental executive retirement plan (SERP) | Executiveofficer					2	2
Contribution recorded under supplemental executive retirement plan (SERP)					$ 826,000	$ 797,000
Total expense under the SERP					$ 59,000	$ 38,000